Leases - Company's Right-of-Use Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Balance at beginning of the period	$ 2,989	$ 2,388
Additions	1,033	1,046
Remeasurements	142	792
Disposals	(567)	(417)
Depreciation	(1,009)	(921)	$ (776)
Hyperinflationary economies effect	4	11
Effects of changes in foreign exchange rates	25	90
Balance at end of the period	$ 2,617	$ 2,989	$ 2,388